Income tax expense (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Amortization of intangible assets	¥ 757	¥ 698
Tax losses carried forward	19,030	26,828
Allowance for credit losses	170,527	41,119
Others	507	2,374
Less: valuation allowance	(12,258)	(18,511)
Deferred Tax Assets, Net of Valuation Allowance	178,563	52,508
Deferred tax liabilities
Intangible assets arising from business combinations	(27,770)	(52,237)
Deferred Tax Liabilities, Gross	(27,770)	(52,237)
Net deferred tax assets	¥ 150,793	¥ 271